Exhibit 1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Barclays Capital Inc. (the “Company”)

745 7th Avenue

New York, NY 10019

Ladies and Gentlemen:

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by the Company, Barclays Commercial Mortgage Securities LLC, Barclays Bank PLC, Cantor Fitzgerald & Co. and Cantor Commercial Real Estate Lending, L.P., who are collectively referred to herein as the “Specified Parties”, solely to assist you with the procedures enumerated below with respect to BBCMS Trust 2019-CLP, Commercial Mortgage Pass-Through Certificates, Series 2019-CLP securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File (defined below). The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on a single loan secured by fifty-six (56) properties, herein referred to as the “Underlying Collateral”, which represents the entire population of collateral within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for purposes of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;

•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;

•	The value of collateral securing such assets; and

•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the current fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in the exhibits, we performed no procedures and, accordingly, the procedures we performed would not ensure

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	1

that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

•	The interpretation of Transaction documents (including, but not limited to, indenture agreements or offering documents) included in connection with our procedures;

•	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and

•	The reasonableness of any of the assumptions provided by the Company.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purposes of this report:

•	The phrase “Cut-off Date” refers to the date of February 9, 2019.

•	The following Microsoft Excel (“Excel”) file was provided to us by the Company, which includes certain attributes related to the Underlying Collateral as of the Cut-off Date shall be herein referred to as the “Final Data File”:

o	BBCMS 2019-CLP - Accounting Tape Final.xlsx

•	The fields in the Final Data File shall be herein referred to as “Specified Attributes”.

•	The phrase “Source Document” refers to the documents provided to us by the Company, related to the information contained in the Final Data File.

•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided to us by the Company, and used by us in performing the procedures enumerated below.

•	The phrase “compared and agreed,” as used hereinafter, refers to the comparison of one or more Specified Attributes to Source Documents for which the Specified Attributes and the Source Documents have been found to be in agreement, unless otherwise indicated.

•	Capitalized terms used, but not defined herein, shall have the meanings ascribed to them in the Final Data File and related Source Documents.

Source Documents included in the Loan File:

•	The phrase “Appraisal Report” refers to the signed appraisal document.

•	The phrase “Bloomberg Screenshot” refers to the Bloomberg screen image provided by the Company which displays the long term issuer credit ratings for the relevant corporate entity.

•	The phrase “Closing Statement” refers to the signed borrower and lender mortgage loan closing statements, indicating the sources and uses of dispersed funds.

•	The phrase “Engineering Report” refers to the signed property condition assessment document.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	2

•	The phrase “Environmental Report” refers to the signed phase I and phase II (if applicable) environmental document.

•	The phrase “Ground Lease Agreement” refers to the signed ground lease agreement, and/or any assumptions or riders thereof.

•	The phrase “Guaranty Agreement” refers to the signed guaranty agreement, and/or any riders thereof.

•	The phrase “Insurance Certificate” refers to the certificate of insurance and/or evidence of property and liability insurance document.

•	The phrase “Interest Rate Cap Agreement” refers to the signed interest rate cap agreement, or the equivalent.

•	The phrase “Loan Agreement” refers to the signed loan agreement, or the equivalent, and/or any exhibits, assumptions or riders thereof.

•	The phrase “Mezzanine Loan Agreement” refers to the signed mezzanine loan agreement, or the equivalent, and/or any exhibits, assumptions or riders thereof.

•	The phrase “Mortgage Loan Purchase Agreement” refers to the signed mortgage loan purchase agreement, or the equivalent, and/or any riders thereof.

•	The phrase “Rent Roll” refers to the rent roll document.

•	The phrase “Seismic Report” refers to the signed seismic assessment document.

•	The phrase “Title Policy” refers to the signed title policy.

•	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements prepared by the Company’s underwriting team.

Our procedures and results thereof are as follows:

From December 19, 2018 through February 1, 2019, the Company provided us with the Source Documents related to the Underlying Collateral for which we (i) compared and agreed the Specified Attributes set forth in the Final Data File to the corresponding Source Documents (the “Compared Attributes”) or (ii) recalculated and agreed the Specified Attributes set forth in the Final Data File, and found them to be in agreement (the “Recalculated Attributes”). The procedures associated with the Compared Attributes were applied as indicated in Exhibit A. The procedures associated with the Recalculated Attributes were applied as indicated in Exhibit B. For each procedure where a calculation was performed, the underlying attributes utilized within the calculation were agreed to the corresponding Source Documents. For the purpose of our procedures any differences within the defined tolerance level (if any) listed in Exhibit A or B are considered to be in agreement. We did not perform any procedures with respect to the Specified Attribute(s) relating to the Underlying Collateral as set forth on the attached Exhibit C.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the Final Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	3

that would have been reported to you.

This report is intended solely for the information and use of the Specified Parties (including for purposes of substantiating the Specified Parties’ "due diligence defense" under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the sufficiency of the procedures performed (such party is herein referred to as a "Non-Specified Party"), that Non-Specified Party cannot:

i)	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and

ii)	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17G-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

New York, NY

February 1, 2019

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	4

BBCMS Trust 2019-CLP, Commercial Mortgage
Pass-Through Certificates, Series 2019-CLP

Exhibits

Exhibit A – Compared Attributes

Exhibit B – Recalculated Attributes

Exhibit C – Specified Attributes Provided by the Company (not subject to procedures)

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	5

BBCMS Trust 2019-CLP, Commercial Mortgage	Exhibit A
Pass-Through Certificates, Series 2019-CLP

Compared Attributes

#	Specified Attribute	Source Document (by order of priority)	Tolerance Level	Footnotes
1	Mortgage Loan Seller	Mortgage Loan Purchase Agreement	None
2	Address	Appraisal Report	None
3	City	Appraisal Report	None
4	State	Appraisal Report	None
5	Zip	Appraisal Report	None
6	Prop. Type	Appraisal Report	None
7	Prop Sub-Type	Appraisal Report	None
8	Class	Appraisal Report	None
9	Market	Appraisal Report	None
10	Submarket	Appraisal Report	None
11	Year Built	Appraisal Report; Engineering Report	None
12	Building Count	Appraisal Report	None
13	Clear Heights (Appraisal)	Appraisal Report	None
14	Max Clear Height	Appraisal Report	None	(1)
15	Dock High Doors	Appraisal Report	None	(1)
16	Drive In Doors	Appraisal Report	None	(1)
17	% Office	Appraisal Report	None	(1)
18	Occupied NRA	Rent Roll	None
19	Vacant NRA	Rent Roll	None
20	Unit of Measure	Rent Roll	None
21	Occupancy Date	Rent Roll	None
22	# of Tenants	Rent Roll	None
23	Ownership Interest	Title Policy	None
24	Mortgage Loan Cut-off Date Balance	Loan Agreement	$1.00
25	Mortgage Loan Maturity Balance	Loan Agreement	$1.00
26	Mezzanine A Loan Cut-off Date Balance	Mezzanine Loan Agreement	$1.00
27	Mezzanine A Loan Maturity Balance	Mezzanine Loan Agreement	$1.00
28	Mezzanine B Loan Cut-off Date Balance	Mezzanine Loan Agreement	$1.00
29	Mezzanine B Loan Maturity Balance	Mezzanine Loan Agreement	$1.00
30	Individual As-Is Appraised Value Date	Appraisal Report	None
31	Individual As-Is Appraised Value	Appraisal Report	None
32	Portfolio Appraised Value Date	Appraisal Report	None
33	Portfolio Appraised Value	Appraisal Report	None
34	Origination Date	Loan Agreement	None
35	Mortgage Loan Margin	Loan Agreement	None
36	Mezzanine A Margin	Mezzanine Loan Agreement	None
37	Mezzanine B Margin	Mezzanine Loan Agreement	None
38	LIBOR Floor	Loan Agreement	None
39	LIBOR Cap Strike Price	Interest Rate Cap Agreement	None
40	LIBOR Cap Strike Price (after Extension)	Loan Agreement	None
41	LIBOR Rounding Methodology	Loan Agreement	None
42	LIBOR Lookback Days	Loan Agreement	None
43	LIBOR Cap Expiration Date	Interest Rate Cap Agreement	None
44	LIBOR Cap Counterparty	Interest Rate Cap Agreement	None
45	LIBOR Cap Counterparty Guarantor	Interest Rate Cap Agreement	None
46	LIBOR Cap Counterparty Guarantor Rating (S&P/Moody's)	Bloomberg Screenshot	None
47	Interest Accrual Basis	Loan Agreement	None
48	Amort Type	Loan Agreement	None
49	Payment Due Date	Loan Agreement	None
50	Grace Period (Late Payment)	Loan Agreement	None
51	Grace Period (Default)	Loan Agreement	None
52	Interest Accrual (Start)	Loan Agreement	None
53	Interest Accrual (End)	Loan Agreement	None
54	First Loan Payment Date	Loan Agreement	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	6

BBCMS Trust 2019-CLP, Commercial Mortgage	Exhibit A
Pass-Through Certificates, Series 2019-CLP

Compared Attributes

#	Specified Attribute	Source Document (by order of priority)	Tolerance Level	Footnotes
55	Original Amortization Term (Months)	Loan Agreement	None
56	Original IO Term (Months)	Loan Agreement	None
57	Initial Maturity Date	Loan Agreement	None
58	Extension Options	Loan Agreement	None
59	Extension Spread Increase Description	Loan Agreement	None	(2)
60	Extension Test Description	Loan Agreement	None	(2)
61	Extension Fee Description	Loan Agreement	None	(2)
62	Fully Extended Maturity Date	Loan Agreement	None
63	Lockbox	Loan Agreement	None
64	Cash Management Type	Loan Agreement	None
65	Cash Management Trigger	Loan Agreement	None
66	Lockout Expiration Date	Loan Agreement	None	(2)
67	Lockout Period	Loan Agreement	None
68	Spread Maintenance Begin Date	Loan Agreement	None
69	Spread Maintenance End Date	Loan Agreement	None
70	Spread Maintenance Period	Loan Agreement	None
71	Open Period Begin Date	Loan Agreement	None
72	Open Period	Loan Agreement	None
73	Partially Prepayable without Penalty?	Loan Agreement	None
74	Partially Prepayable without Penalty Description	Loan Agreement	None
75	Partial Release Allowed?	Loan Agreement	None
76	Partial Release Description	Loan Agreement	None
77	Assumption Fee	Loan Agreement	None
78	Initial Tax Escrow	Loan Agreement; Closing Statement	None
79	Ongoing Tax Escrow Monthly	Loan Agreement	None
80	Tax Escrow Springing Conditions	Loan Agreement	None
81	Initial Insurance Escrow	Loan Agreement; Closing Statement	None
82	Ongoing Insurance Escrow Monthly	Loan Agreement	None
83	Insurance Escrow Springing Conditions	Loan Agreement	None
84	Initial Immediate Repairs Escrow	Loan Agreement; Closing Statement	None
85	Initial CapEx Escrow	Loan Agreement; Closing Statement	None
86	Ongoing CapEx Escrow Monthly	Loan Agreement	None
87	CapEx Escrow Springing Conditions	Loan Agreement	None
88	Ongoing CapEx Escrow Cap	Loan Agreement	None
89	Initial TI/LC Escrow	Loan Agreement; Closing Statement	None
90	Ongoing TI/LC Escrow Monthly	Loan Agreement	None
91	TI/LC Escrow Springing Conditions	Loan Agreement	None
92	Ongoing TI/LC Escrow Cap	Loan Agreement	None
93	Initial Other Escrow	Loan Agreement; Closing Statement	None
94	Ongoing Other Escrow Monthly	Loan Agreement	None
95	Other Escrow Description	Loan Agreement	None
96	Single Tenant	Rent Roll	None
97	Largest Tenant Name	Rent Roll	None	(3)
98	Largest Tenant Lease Exp.	Rent Roll	None	(3)
99	Largest Tenant NRA	Rent Roll	None	(3)
100	Largest Tenant UW Base Rent	Rent Roll	None	(3)
101	Second Largest Tenant Name	Rent Roll	None	(3)
102	Second Largest Lease Exp.	Rent Roll	None	(3)
103	Second Largest NRA	Rent Roll	None	(3)
104	Second Largest UW Base Rent	Rent Roll	None	(3)
105	Third Largest Tenant Name	Rent Roll	None	(3)
106	Third Largest Lease Exp.	Rent Roll	None	(3)
107	Third Largest NRA	Rent Roll	None	(3)
108	Third Largest UW Base Rent	Rent Roll	None	(3)

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	7

BBCMS Trust 2019-CLP, Commercial Mortgage	Exhibit A
Pass-Through Certificates, Series 2019-CLP

Compared Attributes

#	Specified Attribute	Source Document (by order of priority)	Tolerance Level	Footnotes
109	2015 Base Rent	Underwriting File	$1.00
110	2016 Base Rent	Underwriting File	$1.00
111	Sept 18 - TTM Base Rent	Underwriting File	$1.00
112	2019 Budget Base Rent	Underwriting File	$1.00
113	Appraisal Base Rent	Underwriting File	$1.00
114	UW Base Rent	Underwriting File	$1.00
115	UW SL Rent	Underwriting File	$1.00
116	2015 CAM Recoveries	Underwriting File	$1.00
117	2016 CAM Recoveries	Underwriting File	$1.00
118	Sept 18 - TTM CAM Recoveries	Underwriting File	$1.00
119	2019 Budget CAM Recoveries	Underwriting File	$1.00
120	Appraisal CAM Recoveries	Underwriting File	$1.00
121	UW CAM Recoveries	Underwriting File	$1.00
122	2015 Misc.Income	Underwriting File	$1.00
123	2016 Misc.Income	Underwriting File	$1.00
124	Sept 18 - TTM Misc.Income	Underwriting File	$1.00
125	2019 Budget Misc.Income	Underwriting File	$1.00
126	Appraisal Misc.Income	Underwriting File	$1.00
127	UW Misc.Income	Underwriting File	$1.00
128	2015 Bad Debt	Underwriting File	$1.00
129	2016 Bad Debt	Underwriting File	$1.00
130	Sept 18 - TTM Bad Debt	Underwriting File	$1.00
131	2019 Budget Bad Debt	Underwriting File	$1.00
132	Appraisal Bad Debt	Underwriting File	$1.00
133	UW Bad Debt	Underwriting File	$1.00
134	2015 Vacancy Loss	Underwriting File	$1.00
135	2016 Vacancy Loss	Underwriting File	$1.00
136	Sept 18 - TTM Vacancy Loss	Underwriting File	$1.00
137	2019 Budget Vacancy Loss	Underwriting File	$1.00
138	Appraisal Vacancy Loss	Underwriting File	$1.00
139	UW Vacancy Loss	Underwriting File	$1.00
140	2015 EGI	Underwriting File	$1.00
141	2016 EGI	Underwriting File	$1.00
142	Sept 18 - TTM EGI	Underwriting File	$1.00
143	2019 Budget EGI	Underwriting File	$1.00
144	Appraisal EGI	Underwriting File	$1.00
145	UW EGI	Underwriting File	$1.00
146	2015 CAM	Underwriting File	$1.00
147	2016 CAM	Underwriting File	$1.00
148	Sept 18 - TTM CAM	Underwriting File	$1.00
149	2019 Budget CAM	Underwriting File	$1.00
150	Appraisal CAM	Underwriting File	$1.00
151	UW CAM	Underwriting File	$1.00
152	2015 Utilities	Underwriting File	$1.00
153	2016 Utilities	Underwriting File	$1.00
154	Sept 18 - TTM Utilities	Underwriting File	$1.00
155	2019 Budget Utilities	Underwriting File	$1.00
156	Appraisal Utilities	Underwriting File	$1.00
157	UW Utilities	Underwriting File	$1.00
158	2015 Insurance	Underwriting File	$1.00
159	2016 Insurance	Underwriting File	$1.00
160	Sept 18 - TTM Insurance	Underwriting File	$1.00
161	2019 Budget Insurance	Underwriting File	$1.00
162	Appraisal Insurance	Underwriting File	$1.00
163	UW Insurance	Underwriting File	$1.00
164	2015 Tax Expense	Underwriting File	$1.00
165	2016 Tax Expense	Underwriting File	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	8

BBCMS Trust 2019-CLP, Commercial Mortgage	Exhibit A
Pass-Through Certificates, Series 2019-CLP

Compared Attributes

#	Specified Attribute	Source Document (by order of priority)	Tolerance Level	Footnotes
166	Sept 18 - TTM Tax Expense	Underwriting File	$1.00
167	2019 Budget Tax Expense	Underwriting File	$1.00
168	Appraisal Tax Expense	Underwriting File	$1.00
169	UW Tax Expense	Underwriting File	$1.00
170	2015 Management Fee	Underwriting File	$1.00
171	2016 Management Fee	Underwriting File	$1.00
172	Sept 18 - TTM Management Fee	Underwriting File	$1.00
173	2019 Budget Management Fee	Underwriting File	$1.00
174	Appraisal Management Fee	Underwriting File	$1.00
175	UW Management Fee	Underwriting File	$1.00
176	2015 Total Operating Expenses	Underwriting File	$1.00
177	2016 Total Operating Expenses	Underwriting File	$1.00
178	Sept 18 - TTM Total Operating Expenses	Underwriting File	$1.00
179	2019 Budget Total Operating Expenses	Underwriting File	$1.00
180	Appraisal Total Operating Expenses	Underwriting File	$1.00
181	UW Total Operating Expenses	Underwriting File	$1.00
182	2015 NOI	Underwriting File	$1.00
183	2016 NOI	Underwriting File	$1.00
184	Sept 18 - TTM NOI	Underwriting File	$1.00
185	2019 Budget NOI	Underwriting File	$1.00
186	Appraisal NOI	Underwriting File	$1.00
187	UW NOI	Underwriting File	$1.00
188	UW TI	Underwriting File	$1.00
189	UW LC	Underwriting File	$1.00
190	UW Capex	Underwriting File	$1.00
191	UW NCF	Underwriting File	$1.00
192	Engineering Report Date	Engineering Report	None
193	Environmental Phase I Report Date	Environmental Report	None
194	Environmental Phase II	Environmental Report	None
195	Environmental Phase II Report Date	Environmental Report	None	(2)
196	PML or SEL (%)	Seismic Report	None
197	Seismic Report Date	Seismic Report	None
198	Earthquake Insurance Required	Insurance Certificate	None
199	Terrorism Insurance Required	Insurance Certificate	None
200	Environmental Insurance Required	Insurance Certificate	None
201	Blanket Insurance Policy	Insurance Certificate	None
202	Condominium Present?	Title Policy	None
203	Ground Lease Y/N	Title Policy	None
204	Annual Ground Lease Payment	Ground Lease Agreement	None	(2)
205	Ground Lease Expiration Date	Ground Lease Agreement	None	(2)
206	Ground Lease Extension (Y/N)	Ground Lease Agreement	None	(2)
207	# of Ground Lease Extension Options	Ground Lease Agreement	None	(2)
208	Ground Lease Expiration Date after all Extensions	Ground Lease Agreement	None	(2)
209	Loan Purpose	Closing Statement	None
210	Borrower Name	Loan Agreement	None
211	Carve-out Guarantor	Guaranty Agreement	None
212	Property Manager	Property Management Agreement	None

(1)   For the portfolio row (California Logistics Portfolio), a computation from the Final Data File in which the Max Clear Height, Dock High Doors, Drive In Doors, or % Office, as applicable, for each property was multiplied by the corresponding Total NRA. These amounts were summed, and then divided by the aggregate Total NRA of the Underlying Collateral.

(2)   If the Source Document related to the Specified Attribute was not included in the Loan File, or the Specified Attribute was not stated in the Source Document provided, "N/A" was utilized.

(3)   Largest tenants were ranked within each respective property based on the aggregate net rentable area leased per the Rent Roll.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	9

BBCMS Trust 2019-CLP, Commercial Mortgage	Exhibit B
Pass-Through Certificates, Series 2019-CLP

Recalculated Attributes

#	Specified Attribute	Logic or Formula	Tolerance Level
1	Total NRA	A recalculation based on the Final Data File in which the Occupied NRA and Vacant NRA were summed.	None
2	Occupancy	A recalculation based on the Final Data File in which the Occupied NRA was divided by the Total NRA.	None
3	WA Lease Term Remaining	A recalculation based on the Rent Roll in which the number of years remaining between the Cut-off Date and the lease expiration date were calculated for each tenant's lease (utilizing the YEARFRAC function in Excel). The resulting values were then multiplied by the corresponding Occupied NRA associated with each tenant's lease. These amounts were then summed for each property and the resulting values were divided by the aggregate Occupied NRA of the respective property.

		For purposes of this recalculation, for tenants that are operating on a month-to-month lease agreement, we set the lease expiration date equal to the Cut-off Date.	None
4	Mortgage Loan Cut-off Date Balance per SF	A recalculation based on the Final Data File in which the Mortgage Loan Cut-off Date Balance was divided by the Total NRA.	$1.00
5	% of Mortgage Loan Cut-off Date Balance	A recalculation based on the Final Data File in which the property level Mortgage Loan Cut-off Date Balance was divided by the loan level Mortgage Loan Cut-off Date Balance.	0.1%
6	Total Loan Cut-off Date Balance	A recalculation based on the Final Data File in which the Mortgage Loan Cut-off Date Balance, Mezzanine A Loan Cut-off Date Balance and Mezzanine B Loan Cut-off Date Balance, were summed.	$1.00
7	Total Loan Cut-off Date Balance per SF	A recalculation based on the Final Data File in which the Total Loan Cut-off Date Balance was divided by the Total NRA.	$1.00
8	Total Loan Maturity Balance	A recalculation based on the Final Data File in which the Mortgage Loan Maturity Balance, Mezzanine A Loan Maturity Balance and Mezzanine B Maturity Balance, were summed.	$1.00
9	Individual As-Is Appraised Value per SF	A recalculation based on the Final Data File in which the Individual As-Is Appraised Value was divided by the Total NRA.	$1.00
10	Portfolio Appraised Value per SF	A recalculation based on the Final Data File in which the Portfolio Appraised Value was divided by the Total NRA.	$1.00
11	Total Debt Margin	A recalculation based on the Final Data File in which the sum of (i) the Mortgage Loan Cut-off Date Balance multipled by the Mortgage Loan Margin (ii) the Mezzanine A Loan Cut-off Date Balance multipled by the Mezzanine A Margin, and (iii) the Mezzanine B Loan Cut-off Date Balance multipled by the Mezzanine B Margin, was divided by the Total Loan Cut-off Date Balance.	None
12	Mortgage Loan Monthly Debt Service Payment	A recalculation based on the Final Data File and Loan Agreement in which (i) the sum of the Assumed LIBOR and Mortgage Loan Margin, (ii) the Interest Accrual Basis (which equals 365/360) divided by 12, and (iii) the Mortgage Loan Cut-off Date Balance, were multiplied.	$1.00
13	Mortgage Loan Annual Debt Service Payment	A recalculation based on the Final Data File in which the Mortgage Loan Monthly Debt Service Payment was multiplied by 12.	$1.00
14	Mezzanine A Loan Monthly Debt Service Payment	A recalculation based on the Final Data File and Mezzanine Loan Agreement in which (i) the sum of the Assumed LIBOR and Mezzanine A Margin (ii) the mezzanine loan A interest accrual basis (which equals 365/360) divided by 12, and (iii) the Mezzanine Loan A Cut-off Date Balance, were multiplied.	$1.00
15	Mezzanine A Loan Annual Debt Service Payment	A recalculation based on the Final Data File in which the Mezzanine A Loan Monthly Debt Service Payment was multiplied by 12.	$1.00
16	Mezzanine B Loan Monthly Debt Service Payment	A recalculation based on the Final Data File and Mezzanine Loan Agreement in which (i) the sum of the Assumed LIBOR and Mezzanine B Margin (ii) the mezzanine loan B interest accrual basis (which equals 365/360) divided by 12, and (iii) the Mezzanine Loan B Cut-off Date Balance, were multiplied.	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	10

BBCMS Trust 2019-CLP, Commercial Mortgage	Exhibit B
Pass-Through Certificates, Series 2019-CLP

Recalculated Attributes

#	Specified Attribute	Logic or Formula	Tolerance Level
17	Mezzanine B Loan Annual Debt Service Payment	A recalculation based on the Final Data File in which the Mezzanine B Loan Monthly Debt Service Payment was multiplied by 12.	$1.00
18	Total Debt Monthly Debt Service Payment	A recalculation based on the Final Data File in which the Mortgage Loan Monthly Debt Service Payment, Mezzanine A Loan Monthly Debt Service Payment, and Mezzanine B Loan Monthly Debt Service Payment, were summed.	$1.00
19	Total Debt Annual Debt Service Payment	A recalculation based on the Final Data File in which the Mortgage Loan Annual Debt Service Payment, Mezzanine A Loan Annual Debt Service Payment, and Mezzanine B Loan Annual Debt Service Payment, were summed.	$1.00
20	Mortgage Loan Monthly Debt Service Payment (at Cap)	A recalculation based on the Final Data File and Loan Agreement in which (i) the sum of the LIBOR Cap Strike Price and Mortgage Loan Margin, (ii) the Interest Accrual Basis (which equals 365/360) divided by 12, and (iii) the Mortgage Loan Cut-off Date Balance, were multiplied.	$1.00
21	Mortgage Loan Annual Debt Service Payment (at Cap)	A recalculation based on the Final Data File in which the Mortgage Loan Monthly Debt Service Payment (at Cap) was multiplied by 12.	$1.00
22	Mezzanine A Loan Monthly Debt Service Payment (at Cap)	A recalculation based on the Final Data File and Mezzanine Loan Agreement in which (i) the sum of the LIBOR Cap Strike Price and Mezzanine A Margin (ii) the mezzanine loan A interest accrual basis (which equals 365/360) divided by 12, and (iii) the Mezzanine Loan A Cut-off Date Balance, were multiplied.	$1.00
23	Mezzanine A Loan Annual Debt Service Payment (at Cap)	A recalculation based on the Final Data File in which the Mezzanine A Loan Monthly Debt Service Payment (at Cap) was multiplied by 12.	$1.00
24	Mezzanine B Loan Monthly Debt Service Payment (at Cap)	A recalculation based on the Final Data File and Mezzanine Loan Agreement in which (i) the sum of the LIBOR Cap Strike Rate and Mezzanine B Margin (ii) the mezzanine loan B interest accrual basis (which equals 365/360) divided by 12, and (iii) the Mezzanine Loan B Cut-off Date Balance, were multiplied.	$1.00
25	Mezzanine B Loan Annual Debt Service Payment (at Cap)	A recalculation based on the Final Data File in which the Mezzanine B Loan Monthly Debt Service Payment (at Cap) was multiplied by 12.	$1.00
26	Total Debt Monthly Debt Service Payment (at Cap)	A recalculation based on the Final Data File in which the Mortgage Loan Monthly Debt Service Payment (at Cap), Mezzanine A Loan Monthly Debt Service Payment (at Cap), and Mezzanine B Loan Monthly Debt Service Payment (at Cap), were summed.	$1.00
27	Total Debt Annual Debt Service Payment (at Cap)	A recalculation based on the Final Data File in which the Mortgage Loan Annual Debt Service Payment (at Cap), Mezzanine A Loan Annual Debt Service Payment (at Cap), and Mezzanine B Loan Annual Debt Service Payment (at Cap), were summed.	$1.00
28	Seasoning	A recalculation based on the Final Data File in which the number of monthly payments occurring between the First Loan Payment Date, through and including, the Cut-off Date, were counted.	None
29	Initial Original Term to Maturity (Months)	A recalculation based on the Final Data File in which the number of monthly payments between the First Loan Payment Date, through and including the Initial Maturity Date, were counted.	None
30	Initial Remaining Term to Maturity (Months)	A recalculation based on the Final Data File in which the Seasoning was subtracted from the Initial Original Term to Maturity (Months).	None
31	Remaining Amortization Term (Months)	A recalculation based on the Final Data File in which the Seasoning was subtracted from the Original IO Term (Months).
32	Remaining IO Term (Months)	A recalculation based on the Final Data File in which the Seasoning was subtracted from the Original IO Term (Months).	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	11

BBCMS Trust 2019-CLP, Commercial Mortgage	Exhibit B
Pass-Through Certificates, Series 2019-CLP

Recalculated Attributes

#	Specified Attribute	Logic or Formula	Tolerance Level
33	Fully Extended Original Term to Maturity (Months)	A recalculation based on the Final Data File in which the number of monthly payments between the First Loan Payment Date, through and including the Fully Extended Maturity Date, were counted.	None
34	Fully Extended Remaining Term to Maturity (Months)	A recalculation based on the Final Data File in which the Seasoning was subtracted from the Fully Extended Original Term to Maturity (Months).	None
35	Prepayment Provision	A recalculation based on the Loan Agreement in which the number of monthly payments associated with the loan's spread maintenance premium period and open period, from and including, the First Loan Payment Date, through and including, the Initial Maturity Date, were counted.

		For purposes of this recalculation, if the spread maintenance premium was 0% on any given payment date, it was counted in the open period.	None
36	Portfolio Mortgage Loan Cut-off Date LTV	A recalculation based on the Final Data File in which the Mortgage Loan Cut-off Date Balance was divided by the Portfolio Appraised Value.	0.1%
37	Portfolio Mortgage Loan Balloon LTV	A recalculation based on the Final Data File in which the Mortgage Loan Maturity Balance was divided by the Portfolio Appraised Value.	0.1%
38	Property Mortgage Loan Cut-off Date LTV	A recalculation based on the Final Data File in which the Mortgage Loan Cut-off Date Balance was divided by the Individual As-Is Appraised Value.	0.1%
39	Property Mortgage Loan Balloon LTV	A recalculation based on the Final Data File in which the Mortgage Loan Maturity Balance was divided by the Individual As-Is Appraised Value.	0.1%
40	Mortgage Loan UW NOI Debt Yield	A recalculation based on the Final Data File in which the UW NOI was divided by the Mortgage Loan Cut-off Date Balance.	0.1%
41	Mortgage Loan UW NCF Debt Yield	A recalculation based on the Final Data File in which the UW NCF was divided by the Mortgage Loan Cut-off Date Balance.	0.1%
42	Mortgage Loan UW NOI DSCR	A recalculation based on the Final Data File in which the UW NOI was divided by the Mortgage Loan Annual Debt Service Payment.	0.01x
43	Mortgage Loan UW NCF DSCR	A recalculation based on the Final Data File in which the UW NCF was divided by the Mortgage Loan Annual Debt Service Payment.	0.01x
44	Mortgage Loan UW NOI DSCR (at Cap)	A recalculation based on the Final Data File in which the UW NOI was divided by the Mortgage Loan Annual Debt Service Payment (at Cap).	0.01x
45	Mortgage Loan UW NCF DSCR (at Cap)	A recalculation based on the Final Data File in which the UW NCF was divided by the Mortgage Loan Annual Debt Service Payment (at Cap).	0.01x
46	Portfolio Total Debt Cut-off Date LTV	A recalculation based on the Final Data File in which the Total Loan Cut-off Date Balance was divided by the Portfolio Appraised Value.	0.1%
47	Portfolio Total Debt Balloon LTV	A recalculation based on the Final Data File in which the Total Loan Maturity Balance was divided by the Portfolio Appraised Value.	0.1%
48	Property Total Debt Cut-off Date LTV	A recalculation based on the Final Data File in which the Total Loan Cut-off Date Balance was divided by the Individual As-Is Appraised Value.	0.1%
49	Property Total Debt Balloon LTV	A recalculation based on the Final Data File in which the Total Loan Maturity Balance was divided by the Individual As-Is Appraised Value.	0.1%
50	Total Debt UW NOI Debt Yield	A recalculation based on the Final Data File in which the UW NOI was divided by the Total Loan Cut-off Date Balance.	0.1%
51	Total Debt UW NCF Debt Yield	A recalculation based on the Final Data File in which the UW NCF was divided by the Total Loan Cut-off Date Balance.	0.1%

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	12

BBCMS Trust 2019-CLP, Commercial Mortgage	Exhibit B
Pass-Through Certificates, Series 2019-CLP

Recalculated Attributes

#	Specified Attribute	Logic or Formula	Tolerance Level
52	Total Debt UW NOI DSCR	A recalculation based on the Final Data File in which the UW NOI was divided by the Total Debt Annual Debt Service Payment.	0.01x
53	Total Debt UW NCF DSCR	A recalculation based on the Final Data File in which the UW NCF was divided by the Total Debt Annual Debt Service Payment.	0.01x
54	Total Debt UW NOI DSCR (at Cap)	A recalculation based on the Final Data File in which the UW NOI was divided by the Total Debt Annual Debt Service Payment (at Cap).	0.01x
55	Total Debt UW NCF DSCR (at Cap)	A recalculation based on the Final Data File in which the UW NCF was divided by the Total Debt Annual Debt Service Payment (at Cap).	0.01x

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	13

BBCMS Trust 2019-CLP, Commercial Mortgage	Exhibit C
Pass-Through Certificates, Series 2019-CLP

Specified Attributes Provided by the Company (not subject to procedures)

Below is a list of the additional Specified Attributes provided to us by the Company. These Specified Attributes were not compared to Source Documents, or recalculated, as part of our procedures enumerated in Exhibits A and B.

#	Specified Attribute
1	Loan ID
2	Prop. Rank
3	Property Name
4	Admin Fee Rate
5	Assumed LIBOR
6	Cut-off Date

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	14